Accrued Expenses - Schedule of Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employee compensation and benefits	$ 350	$ 1,763	$ 4,295
Accrued external research and development expenses	962	1,633	1,780
Accrued professional fees	740	901	987
Other	370	549	789
Total accrued expenses	$ 2,422	$ 4,846	$ 7,851